Business combination - Pro forma information of the acquisition (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Business combination
Pro forma net revenues	$ 2,493,333	$ 2,697,395
Pro forma net loss	$ (415,250)	$ (122,938)